COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating lease commitments
2016	¥ 320,906,423
2017	129,078,478
2018	38,246,573
2019	15,841,910
2020	1,967,110
Thereafter	1,226,669
Total	507,267,163
Operating lease, rental expense
Operating lease, rental expense	134,000,000	¥ 144,000,000	¥ 118,000,000
Capital commitments
Outstanding capital commitments	17,000,000
Guarantee
Guarantee arrangements	¥ 892,000,000